SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2021
SIGNIFICANT ACCOUNTING POLICIES
Classification of financial instruments
Financial assets
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Other deposit	Amortized cost

Financial liabilities
Accounts payable and accrued liabilities	Amortized cost
Convertible debentures	Amortized cost
Mortgage payable	Amortized cost
Consideration payable	Amortized cost
Contract liability	Amortized cost
Promissory notes payable	Amortized cost
Lease liabilities	Amortized cost